Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Write-down of inventory	$ 0	$ 0
Discontinued product inventory
Inventory [Line Items]
Write-down of inventory			$ 1,200,000
Supply agreement inventory
Inventory [Line Items]
Write-down of inventory		2,400,000
Excess and obsolete inventory
Inventory [Line Items]
Write-down of inventory	$ 800,000	$ 0